Share based compensation reserve (Tables)	3 Months Ended
Mar. 31, 2019
Share Capital, Reserves and Other Equity Interest [Abstract]
Summary of Management Share Awards
As part of its long term incentive initiatives, the Company has awarded 4,462,899 restricted shares to the management team (the “Management Share Awards”) as of the following three award dates.

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	Total
Number of awards outstanding at January 1, 2019	3,025,953	1,015,000	583,700	4,624,653
Forfeitures in the period	(35,439)	(20,000)	(21,000)	(76,439)
Awards vested and issued in period	—	(85,315)	—	(85,315)
Number of awards outstanding at March 31, 2019	2,990,514	909,685	562,700	4,462,899

Summary of Management Share Award Inputs and Assumptions
Following the revision to the January 1, 2016, 2017 and 2018 awards schemes, the inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of valuation date are now as follows:

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award
Revised grant date price	$16.72	$16.72	$16.72
Exercise price	$—	$—	$—
Expected life of restricted share	1.00 – 2.00 years	2.00 years	1.5 – 4.00 years
Expected volatility of the share price	22.6%	22.6%	22.7%
Dividend yield expected	—%	—%	—%
Risk free rate	2.65%	2.65%	2.55%
Employee exit rate	6.0%	14.0%	14.0%
EBITDA Performance Target Conditions	93.0%	72.0%	35.0%

Schedule of Reserves within Equity
Share based compensation reserve

Total Share based compensation reserve
€m
Balance as of January 1, 2019	9.4
Non-Executive Director restricted share awards charge	0.2
Directors and Senior Management share awards charge - January 1, 2016	2.8
Directors and Senior Management share awards charge - January 1, 2017	0.3
Directors and Senior Management share awards charge - January 1, 2018	0.1
Shares issued upon vesting of 2017 Award	(1.3)
Balance as of March 31, 2019	11.5